Business and Basis of Presentation (Narrative) (Details) $ in Thousands				12 Months Ended
		Dec. 01, 2021 USD ($)	Jul. 01, 2021 USD ($)	Dec. 31, 2022 USD ($) subsidiary		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number Of Subsidiaries | subsidiary				1
Adoption of ASU 2018-12 for LDTI				Adjustment for implementation of ASU 2018-12
Effects of Reinsurance [Line Items]
Invested assets				$ 193,473,118		$ 225,703,526
Loss related to ceding commissions				1,230,601	[1]	1,300,095	[1]	$ 624,320
Reinsurance recoverable				2,254,290	[2]	1,134,683	[2]	2,440,532
Contributed capital				0		776,657		575,000
Non-cash activity								0
Income (loss) from operations before income taxes and equity in earnings of operating joint venture				(987,103)		(1,870,189)		68,135
Reinsurance recoverables				37,096,562		40,444,196
Policyholders' account balance	[3]			41,912,536		35,730,680
Out of period adjustment
Effects of Reinsurance [Line Items]
Income (loss) from operations before income taxes and equity in earnings of operating joint venture				27,000
Variable Annuities
Effects of Reinsurance [Line Items]
Policyholders' account balance						11,465,411		$ 3,634,125
Variable Annuities | Impacts of Recapture
Effects of Reinsurance [Line Items]
Reinsurance recoverable			$ (11,600,000)
Net deferred reinsurance loss			(200,000)
Pre-tax loss			(2,900,000)
Investments | Variable Annuities | Impacts of Recapture
Effects of Reinsurance [Line Items]
Non-cash activity			8,300,000
PALAC
Effects of Reinsurance [Line Items]
Reinsurance recoverables				$ 0		6,961,542
PALAC | Investments | Variable Annuities | Impacts of Recapture
Effects of Reinsurance [Line Items]
Invested assets			6,800,000
Loss related to ceding commissions			(2,000,000)
Prudential Insurance | Additional paid-in capital | Variable Annuities | Impacts of Recapture
Effects of Reinsurance [Line Items]
Contributed capital			3,800,000
Non-cash activity			3,400,000
Cash			$ 400,000
FLIAC | Variable Annuities | Affiliated Entity | Impacts of Recapture
Effects of Reinsurance [Line Items]
Net deferred reinsurance loss		$ (238,000)
Reinsurance recoverables						7,200,000
FLIAC | Fixed Annuities | Affiliated Entity | Impacts of Recapture
Effects of Reinsurance [Line Items]
Policyholders' account balance						$ 9,800,000

[1]	Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.
[2]	Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.
[3]	Amounts adjusted for the implementation of Accounting Standards Update ("ASU") 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.